Supplemental Guarantor/Non-Guarantor Financial Information (Details 1) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 637.1	$ 298.0	$ 508.1	$ 444.0
Accounts receivable, net	431.4	563.1
Receivables from affiliates, net	0.0	0.0
Inventories	369.5	406.5
Assets from coal trading activities, net	61.8	57.6
Deferred income taxes	83.9	80.0
Other current assets	225.2	305.8
Total current assets	1,808.9	1,711.0
Property, plant, equipment and mine development, net	10,451.8	10,577.3
Deferred income taxes	1.1	0.7
Investments and other assets	889.9	902.1
Notes receivable from affiliates, net	0.0	0.0
Total assets	13,151.7	13,191.1
Current liabilities
Current portion of long-term debt	104.1	21.2
Payables to affiliates, net	0.0	0.0
Liabilities from coal trading activities, net	38.1	32.7
Accounts payable and accrued expenses	1,619.3	1,809.2
Total current liabilities	1,761.5	1,863.1
Long-term debt, less current portion	6,287.5	5,965.6
Deferred income taxes	86.4	89.1
Notes payable to affiliates, net	0.0	0.0
Other noncurrent liabilities	2,507.2	2,546.8
Total liabilities	10,642.6	10,464.6
Peabody Energy Corporation stockholders' equity	2,505.6	2,724.8
Noncontrolling interests	3.5	1.7
Total stockholders' equity	2,509.1	2,726.5
Total liabilities and stockholders' equity	13,151.7	13,191.1
Parent Company [Member]
Current assets
Cash and cash equivalents	500.3	188.7	296.6	300.7
Accounts receivable, net	0.3	0.0
Receivables from affiliates, net	622.7	258.4
Inventories	0.0	0.0
Assets from coal trading activities, net	0.0	0.0
Deferred income taxes	36.8	64.5
Other current assets	0.0	0.0
Total current assets	1,160.1	511.6
Property, plant, equipment and mine development, net	0.0	0.0
Deferred income taxes	0.0	0.0
Investments and other assets	9,777.2	10,209.4
Notes receivable from affiliates, net	0.0	0.0
Total assets	10,937.3	10,721.0
Current liabilities
Current portion of long-term debt	95.1	12.0
Payables to affiliates, net	0.0	0.0
Liabilities from coal trading activities, net	0.0	0.0
Accounts payable and accrued expenses	566.0	474.5
Total current liabilities	661.1	486.5
Long-term debt, less current portion	6,275.5	5,951.6
Deferred income taxes	100.1	90.5
Notes payable to affiliates, net	1,032.6	1,033.4
Other noncurrent liabilities	362.4	434.2
Total liabilities	8,431.7	7,996.2
Peabody Energy Corporation stockholders' equity	2,505.6	2,724.8
Noncontrolling interests	0.0	0.0
Total stockholders' equity	2,505.6	2,724.8
Total liabilities and stockholders' equity	10,937.3	10,721.0
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	0.2	1.2	0.2	0.3
Accounts receivable, net	0.0	14.5
Receivables from affiliates, net	0.0	0.0
Inventories	184.3	191.8
Assets from coal trading activities, net	54.5	53.8
Deferred income taxes	41.2	8.6
Other current assets	37.9	44.5
Total current assets	318.1	314.4
Property, plant, equipment and mine development, net	4,944.7	5,005.2
Deferred income taxes	19.9	8.2
Investments and other assets	3.9	4.0
Notes receivable from affiliates, net	1,619.1	1,655.7
Total assets	6,905.7	6,987.5
Current liabilities
Current portion of long-term debt	0.1	0.1
Payables to affiliates, net	704.8	364.3
Liabilities from coal trading activities, net	13.6	10.7
Accounts payable and accrued expenses	567.1	682.5
Total current liabilities	1,285.6	1,057.6
Long-term debt, less current portion	6.3	6.3
Deferred income taxes	0.0	0.0
Notes payable to affiliates, net	0.0	0.0
Other noncurrent liabilities	1,757.4	1,717.4
Total liabilities	3,049.3	2,781.3
Peabody Energy Corporation stockholders' equity	3,856.4	4,206.2
Noncontrolling interests	0.0	0.0
Total stockholders' equity	3,856.4	4,206.2
Total liabilities and stockholders' equity	6,905.7	6,987.5
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	136.6	108.1	$ 211.3	$ 143.0
Accounts receivable, net	431.1	548.6
Receivables from affiliates, net	82.1	105.9
Inventories	185.2	214.7
Assets from coal trading activities, net	7.3	3.8
Deferred income taxes	5.3	6.9
Other current assets	187.3	261.3
Total current assets	1,034.9	1,249.3
Property, plant, equipment and mine development, net	5,507.1	5,572.1
Deferred income taxes	0.0	0.0
Investments and other assets	584.7	621.6
Notes receivable from affiliates, net	0.0	0.0
Total assets	7,126.7	7,443.0
Current liabilities
Current portion of long-term debt	8.9	9.1
Payables to affiliates, net	0.0	0.0
Liabilities from coal trading activities, net	24.5	22.0
Accounts payable and accrued expenses	485.6	652.2
Total current liabilities	519.0	683.3
Long-term debt, less current portion	5.7	7.7
Deferred income taxes	5.1	6.1
Notes payable to affiliates, net	586.5	622.3
Other noncurrent liabilities	387.4	395.2
Total liabilities	1,503.7	1,714.6
Peabody Energy Corporation stockholders' equity	5,619.5	5,726.7
Noncontrolling interests	3.5	1.7
Total stockholders' equity	5,623.0	5,728.4
Total liabilities and stockholders' equity	7,126.7	7,443.0
Reclassifications/Eliminations [Member]
Current assets
Cash and cash equivalents	0.0	0.0
Accounts receivable, net	0.0	0.0
Receivables from affiliates, net	(704.8)	(364.3)
Inventories	0.0	0.0
Assets from coal trading activities, net	0.0	0.0
Deferred income taxes	0.6	0.0
Other current assets	0.0	0.0
Total current assets	(704.2)	(364.3)
Property, plant, equipment and mine development, net	0.0	0.0
Deferred income taxes	(18.8)	(7.5)
Investments and other assets	(9,475.9)	(9,932.9)
Notes receivable from affiliates, net	(1,619.1)	(1,655.7)
Total assets	(11,818.0)	(11,960.4)
Current liabilities
Current portion of long-term debt	0.0	0.0
Payables to affiliates, net	(704.8)	(364.3)
Liabilities from coal trading activities, net	0.0	0.0
Accounts payable and accrued expenses	0.6	0.0
Total current liabilities	(704.2)	(364.3)
Long-term debt, less current portion	0.0	0.0
Deferred income taxes	(18.8)	(7.5)
Notes payable to affiliates, net	(1,619.1)	(1,655.7)
Other noncurrent liabilities	0.0	0.0
Total liabilities	(2,342.1)	(2,027.5)
Peabody Energy Corporation stockholders' equity	(9,475.9)	(9,932.9)
Noncontrolling interests	0.0	0.0
Total stockholders' equity	(9,475.9)	(9,932.9)
Total liabilities and stockholders' equity	$ (11,818.0)	$ (11,960.4)